Shareholders' Equity - Schedule of RSUs (Details) - Restricted Stock Units (RSUs) [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of share-based payment awards, Outstanding at beginning of year | shares	4,447,876
Weighted average exercise price, Outstanding at beginning of year | $ / shares	$ 14.63
Changes during the year:
Number of share-based payment awards, Granted | shares	316,970
Weighted average exercise price, Granted | $ / shares	$ 11.54
Exercised | shares	(87,012)
Exercised | $ / shares	$ 1.84
Number of share-based payment awards, Forfeited | shares	(254,659)
Weighted average exercise price, Forfeited | $ / shares	$ 19.07
Number of share-based payment awards, Outstanding at end of year | shares	4,423,175
Weighted average exercise price, Outstanding at end of year | $ / shares	$ 14.41
Number of share-based payment awards, Aggregate intrinsic value | $	$ 3,301
Weighted average exercise price, Aggregate intrinsic value | $
Number of share-based payment awards, Exercisable at end of year | shares	3,633,213
Weighted average exercise price, Exercisable at end of year | $ / shares	$ 14.71
Number of share-based payment awards, Aggregate intrinsic value | $	$ 3,301